Consolidated statements of cash flows - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities of continuing operations
Net income/(loss)		SFr 3,425	SFr 2,011	SFr (948)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		1,275	936	894
Provision for credit losses		324	245	210
Deferred tax provision/(benefit)		589	800	2,238
Valuation adjustments related to long-term debt		10,221	(4,743)	1,910
Share of net income/(loss) from equity method investments		(79)	(111)	(153)
Trading assets and liabilities, net		(27,892)	25,536	4,672
(Increase)/decrease in other assets		2,808	3,453	(15,597)
Increase/(decrease) in other liabilities		(6,615)	(14,294)	(1,931)
Other, net		(2,480)	(950)	183
Total adjustments		(21,849)	10,872	(7,574)
Net cash provided by/(used in) operating activities		(18,424)	12,883	(8,522)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		411	(427)	40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		8,386	(1,372)	14,286
Purchase of investment securities		(557)	(683)	(86)
Proceeds from sale of investment securities		6	255	14
Maturities of investment securities		1,007	567	318
Investments in subsidiaries and other investments		(285)	(547)	(1,094)
Proceeds from sale of other investments		1,158	1,772	1,970
(Increase)/decrease in loans		(15,344)	(12,500)	(13,674)
Proceeds from sale of loans		4,612	5,980	9,938
Capital expenditures for premises and equipment and other intangible assets		(1,293)	(1,095)	(1,068)
Proceeds from sale of premises and equipment and other intangible assets		30	30	1
Other, net		543	342	65
Net cash provided by/(used in) investing activities		(1,326)	(7,678)	10,710
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		24,853	1,808	3,423
Increase/(decrease) in short-term borrowings		6,919	(2,990)	5,018
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,381	(2,052)	(5,251)
Issuances of long-term debt		34,963	33,172	43,556
Repayments of long-term debt		(46,290)	(43,851)	(62,554)
Issuances of common shares		0	0	4,253
Sale of treasury shares		9,624	11,693	12,034
Repurchase of treasury shares		(11,536)	(12,441)	(12,757)
Dividends paid/capital repayments		(696)	(666)	(590)
Other, net		971	344	161
Net cash provided by/(used in) financing activities		22,189	(14,983)	(12,707)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(607)	10	(827)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		1,832	(9,768)	(11,346)
Cash and due from banks at beginning of period	[1]	100,047	109,815	121,161
Cash and due from banks at end of period	[1]	101,879	100,047	109,815
Cash paid for income taxes and interest
Cash paid for income taxes		729	678	540
Cash paid for interest		13,115	12,772	9,961
Assets and liabilities sold in business divestitures
Assets sold		38	0	1,777
Liabilities sold		8	0	1,658
Bank
Operating activities of continuing operations
Net income/(loss)		3,095	1,722	(1,228)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Provision for credit losses		324	245	210
Net cash provided by/(used in) operating activities		(18,418)	12,534	(8,470)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		411	(364)	40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		8,386	(1,372)	14,286
Purchase of investment securities		(557)	(683)	(86)
Proceeds from sale of investment securities		6	255	14
Maturities of investment securities		1,007	567	318
Investments in subsidiaries and other investments		(284)	(546)	(1,094)
Proceeds from sale of other investments		1,133	1,770	1,967
(Increase)/decrease in loans		(17,309)	(13,701)	(14,779)
Proceeds from sale of loans		4,612	5,981	9,938
Capital expenditures for premises and equipment and other intangible assets		(1,133)	(989)	(950)
Proceeds from sale of premises and equipment and other intangible assets		30	80	60
Other, net		537	342	65
Net cash provided by/(used in) investing activities		(3,161)	(8,660)	9,779
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		24,684	2,006	3,187
Increase/(decrease) in short-term borrowings		6,911	(2,985)	5,507
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,491	(2,052)	(5,251)
Issuances of long-term debt		34,911	33,308	43,567
Repayments of long-term debt		(46,290)	(43,858)	(62,644)
Issuances of common shares		0		0
Sale of treasury shares		0	0	0
Repurchase of treasury shares		0	0	0
Dividends paid/capital repayments		(11)	(15)	(13)
Other, net		208	(494)	3,619
Net cash provided by/(used in) financing activities		23,904	(14,090)	(12,028)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(595)	20	(837)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		1,730	(10,196)	(11,556)
Cash and due from banks at beginning of period	[1]	99,314	109,510	121,066
Cash and due from banks at end of period	[1]	SFr 101,044	SFr 99,314	SFr 109,510

[1]	Includes restricted cash.